Revenue, Deferred revenue (Details) - GBP (£)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Deferred revenue [Abstract]
Revenue recognized	£ 4,272,000		£ 20,177,000
Revenue recognised related to performance obligations	£ 0	£ 0	£ 0	£ 0